Accounts receivable, net (Tables)	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
Schedule of Accounts receivable, net

	June 30, 2026	December 31, 2025
	(Unaudited)
Trade accounts receivable	$284,871	$3,786,213
Allowance for credit losses	(277,148)	(332,334)
Total accounts receivable, net	$7,723	$3,453,879

Schedule of allowance for expected credit losses

	June 30, 2026	December 31, 2025
	(Unaudited)
Beginning balance	$332,334	$360,701
Addition	132	74,175
Reverse	(64,769)	(117,141)
Foreign exchange adjustment	9,451	14,599
Ending balance	$277,148	$332,334